CHANGES IN FUTURE ACCOUNTING STANDARDS	12 Months Ended
Dec. 31, 2015
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
CHANGES IN FUTURE ACCOUNTING STANDARDS
CHANGES IN FUTURE ACCOUNTING STANDARDS

In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers (ASC 606). The update is intended to clarify the principles of recognizing revenue, and to develop a common revenue standard for U.S. GAAP and IFRS that would remove inconsistencies in revenue requirements, leading to improved comparability of revenue recognition practices across entities and industries. ASC 606 contains a single model that applies to contracts with customers and two approaches to recognizing revenue: at a point in time or over time. The model features a contract-based five-step analysis of transactions to determine whether, how much, and when revenue is recognized. New estimates and judgmental thresholds have been introduced, which may affect the amount and/or timing of revenue recognized. The new standard is effective for annual and interim financial statements for fiscal years beginning after December 15, 2017. Early application is permitted in fiscal years beginning after December 15, 2016. We are in the process of evaluating the impact of this update and cannot reasonably estimate the effect on our financial statements and business at this time.
In August 2014, the FASB issued ASU 2014-15, Disclosure of Uncertainties about an Entity's Ability to Continue as a Going Concern. The update provides guidance about management's responsibility in evaluating whether there is substantial doubt about an entity's ability to continue as a going concern and to provide related footnote disclosures. The new standard is effective for the annual period ending after December 15, 2016, and for annual periods and interim periods thereafter. Early application is permitted. Given our financial condition, we do not expect the update to have a significant impact on our disclosures.
In April 2015, the FASB issued ASU 2015-05, Customer's Accounting for Fees Paid in a Cloud Computing Arrangement. The update provides accounting guidance for customers with cloud computing arrangements. The standard is effective for interim and annual periods ending after December 15, 2015. Early application is permitted. We do not expect this update to have a material impact on our financial statements and business.
In July 2015, the FASB issued ASU 2015-11, Simplifying the Measurement of Inventory. The update provides that an entity should measure inventory within the scope of the standard at the lower of cost and net realizable value. Net realizable value is the estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal, and transportation. The standard is effective for interim and annual periods ending after December 15, 2016 and applied prospectively. Early application is permitted. We do not expect this update to have a material impact on our financial statements and business.

In November 2015, the FASB issued ASU 2015-17, Balance Sheet Classification of Deferred Taxes. The update require that deferred tax liabilities and assets be classified as noncurrent in a classified statement of financial position. The standard is effective for interim and annual periods ending after December 15, 2016. Early application is permitted. Other than the revised presentation of deferred tax liabilities and assets from current to noncurrent, we do not expect this update to have an impact on our financial statements and business.

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842). This update is to improve transparency and comparability among organizations by requiring lessees to recognize right-of-use assets and lease liabilities on the balance sheet and requiring additional disclosure about leasing arrangements. The standard is effective for fiscal years beginning after December 15, 2018. Early application is permitted. We are in the process of evaluating the impact of this update and cannot reasonably estimate the effect on our financial statements and business at this time.